Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares
Basic and diluted weighted average shares outstanding	4,836,700	4,229,692
Basic and diluted net loss per	$ (0.34)	$ (0.15)
Class B Ordinary Shares
Basic and diluted weighted average shares outstanding	1,787,500	1,674,958
Basic and diluted net loss per	$ (0.34)	$ (0.15)